Employee Benefit Obligations - Summary of Balance and Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 341,353
Contributions paid	(687)	$ (601)
Defined benefit plan obligations from business combinations	(93,809)
Ending balance	388,931	341,353
Actuarial Value of Post-employment Obligations [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	859,452	602,775
Service cost	4,074	3,704
Net interest cost	112,196	87,079
Contributions from plan participants	687	601
Actuarial (gains) losses from changes in financial assumptions	43,327	84,526
Actuarial (gains) losses from changes in experience adjustments	(3,511)	14,168
Foreign currency translation	(23,743)	113,952
Contributions paid	(116,645)	(72,510)
Past service cost Defined benefit plan obligations	5,923	2,601
Defined benefit plan obligations from business combinations	181,812	25,009
Transfer of employees	21	(1,697)
Other		(756)
Transfer of employees	(21)	1,697
Ending balance	$ 1,063,551	$ 859,452